Performance Management	Dec. 31, 2025
Vident U.S. Bond Strategy ETF™
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the FTSE US Broad Investment Grade Bond Index, a broad measure of U.S. bond market performance, and the blended returns of the Vident Core U.S. Bond Index and Vident Core U.S. Bond Strategy Index, the Fund’s former underlying indices. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.
The Fund’s investment objective and strategies changed effective May 9, 2025. Prior to that date, the Fund tracked the performance, before fees and expenses, of the Vident Core U.S. Bond IndexTM and, prior to January 6, 2016, the Fund tracked the performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the FTSE US Broad Investment Grade Bond Index, a broad measure of U.S. bond market performance, and the blended returns of the Vident Core U.S. Bond Index and Vident Core U.S. Bond Strategy Index, the Fund’s former underlying indices.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 5.75%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.53% for the quarter ended December 31, 2023, and the lowest quarterly return was -6.65% for the quarter ended March 31, 2022.

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	5.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Effective May 9, 2025, the Fund changed from a passively-managed index fund into an actively-managed fund. Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods prior to January 6, 2016, is that of the Vident Core U.S. Bond Strategy Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.videntam.com
Vident U.S. Equity Strategy ETF™
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the S&P 500 Index and the Morningstar US Market Total Return Index, each a broad measure of U.S. equity market performance, and the blended returns of the Vident U.S. Quality Index™, Vident Core U.S. Stock Index, and Vident Core U.S. Equity Index, the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.
Effective December 31, 2022, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident U.S. Quality Index. From January 6, 2016, to December 30, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Stock Index. Performance shown for this period is that of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods prior to January 6, 2016, is that of the Vident Core U.S. Equity Index. Consequently, the performance shown below prior to December 31, 2022, reflects the Fund’s previous investment objectives and principal investment strategies and does not necessarily indicate how the Fund’s current investment strategy will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the S&P 500 Index and the Morningstar US Market Total Return Index, each a broad measure of U.S. equity market performance, and the blended returns of the Vident U.S. Quality Index™, Vident Core U.S. Stock Index, and Vident Core U.S. Equity Index, the indexes tracked by the Fund during the applicable period.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 13.71%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.00% for the quarter ended December 31, 2020, and the lowest quarterly return was -31.81% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date period ended
Bar Chart, Year to Date Return	13.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.00%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Vident Core U.S. Equity Index before January 6, 2016; Vident Core U.S. Stock Index from January 6, 2016, through December 30, 2022; Vident U.S. Quality Index thereafter.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.videntam.com
Vident International Equity Strategy ETF™
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the Morningstar Global Markets ex-US Index and the Morningstar Global Markets ex-US Large-Mid Cap Index, each a broad measure of international equity market performance, and the blended returns of the Vident Core International Equity Index and Vident International Equity Index, the indexes tracked by the Fund during the applicable period. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.videntam.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the Morningstar Global Markets ex-US Index and the Morningstar Global Markets ex-US Large-Mid Cap Index, each a broad measure of international equity market performance, and the blended returns of the Vident Core International Equity Index and Vident International Equity Index, the indexes tracked by the Fund during the applicable period
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 32.62%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.75% for the quarter ended December 31, 2020, and the lowest quarterly return was -32.08% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date period ended
Bar Chart, Year to Date Return	32.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods prior to January 6, 2016, is that of the Vident International Equity Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.videntam.com